Royalties, mining and income tax, and deferred tax - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Deferred tax assets	R (1,942)	R (2,442)	R (906)
Deferred tax liabilities	4,176	9,360	7,818
Net deferred tax liabilities	2,234	6,918	6,912
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	6,918	6,912	6,055
Deferred tax on acquisition of subsidiaries	348	0	0
Loss on remeasurement of previous interest in joint operation	21	0	0
Derecognition with deemed disposal of interest in joint operation	(142)	0	0
Deferred tax recognised in profit or loss	(5,594)	(358)	255
Deferred tax recognised in other comprehensive income	58	(81)	99
Foreign currency translation	625	445	503
Deferred tax liability (asset) at end of period	2,234	6,918	6,912
Deferred tax liabilities	11,648	14,008	11,650
Deferred tax assets	(9,414)	(7,090)	(4,738)
Aggregate unrecognised due to exemption	811	13,659	7,599
Other deductible temporary differences	68,868	48,648	43,061
Capital losses for which no deferred tax asset recognised	6,157	5,613	3,609
Mining assets
Reconciliation of the deferred tax balance:
Deferred tax liabilities	9,387	13,001	10,763
Environmental rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax liabilities	973	713	587
Deferred tax assets	(1,583)	(1,404)	(1,229)
US$ Convertible bond
Reconciliation of the deferred tax balance:
Deferred tax liabilities	349	0	0
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities	939	294	300
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	(91)	(121)	0
Other payables and provisions
Reconciliation of the deferred tax balance:
Deferred tax assets	(2,047)	(1,385)	(922)
Derivative financial instrument
Reconciliation of the deferred tax balance:
Deferred tax assets	(349)	0	0
Financial instruments
Reconciliation of the deferred tax balance:
Deferred tax assets	(416)	0	(19)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets	(4,857)	(4,097)	(2,518)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	R (71)	R (83)	R (50)